PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 49,941	$ 50,713
Additions
Ending balance	52,227	49,941
Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	172,504	169,934
Additions	4,488	4,649
Assets classified as held for sale	(2,153)
Disposals	(3,190)	(3,131)
Transfer	5,029	(317)
Exchange differences	(2,940)	1,369
Ending balance	173,738	172,504
Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(122,563)	(119,221)
Depreciation charge for the year	(5,231)	(5,199)
Impairment		0
Assets classified as held for sale	1,820
Disposals	3,052	3,002
Transfer	(676)	(19)
Exchange differences	2,087	(1,126)
Ending balance	(121,511)	(122,563)
Land
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,787	5,720
Ending balance	7,852	5,787
Land | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,787	5,720
Additions	224	0
Assets classified as held for sale	0
Disposals	(58)	0
Transfer	2,075	0
Exchange differences	(176)	67
Ending balance	7,852	5,787
Land | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Depreciation charge for the year	0	0
Impairment		0
Assets classified as held for sale	0
Disposals	0	0
Transfer	0	0
Exchange differences	0	0
Ending balance	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,990	14,992
Ending balance	14,471	13,990
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	51,024	50,587
Additions	0	0
Assets classified as held for sale	(1,486)
Disposals	0	0
Transfer	2,805	0
Exchange differences	(1,063)	437
Ending balance	51,280	51,024
Buildings | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(37,034)	(35,595)
Depreciation charge for the year	(1,180)	(1,084)
Impairment		0
Assets classified as held for sale	1,191
Disposals	0	0
Transfer	(527)	0
Exchange differences	741	(355)
Ending balance	(36,809)	(37,034)
Building improvement
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,128	3,123
Ending balance	2,680	3,128
Building improvement | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,667	8,198
Additions	14	473
Assets classified as held for sale	(370)
Disposals	0	(65)
Transfer	111	16
Exchange differences	(57)	45
Ending balance	8,365	8,667
Building improvement | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,539)	(5,075)
Depreciation charge for the year	(502)	(496)
Impairment		0
Assets classified as held for sale	332
Disposals	0	65
Transfer	0	0
Exchange differences	24	(33)
Ending balance	(5,685)	(5,539)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	21,386	22,296
Ending balance	23,175	21,386
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	91,503	91,314
Additions	527	521
Assets classified as held for sale	(297)
Disposals	(2,351)	(2,369)
Transfer	4,211	1,256
Exchange differences	(1,274)	781
Ending balance	92,319	91,503
Machinery and equipment | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(70,117)	(69,018)
Depreciation charge for the year	(2,720)	(2,692)
Impairment		0
Assets classified as held for sale	297
Disposals	2,334	2,310
Transfer	0	0
Exchange differences	1,062	(717)
Ending balance	(69,144)	(70,117)
Motor vehicle and other asset
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,398	1,530
Ending balance	1,151	1,398
Motor vehicle and other asset | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,220	5,310
Additions	139	307
Assets classified as held for sale	0
Disposals	(495)	(467)
Transfer	149	19
Exchange differences	(88)	51
Ending balance	4,925	5,220
Motor vehicle and other asset | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,822)	(3,780)
Depreciation charge for the year	(308)	(379)
Impairment		0
Assets classified as held for sale	0
Disposals	433	399
Transfer	(149)	(19)
Exchange differences	72	(43)
Ending balance	(3,774)	(3,822)
Office equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,413	1,647
Ending balance	1,717	1,413
Office equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,464	7,400
Additions	862	314
Assets classified as held for sale	0
Disposals	(286)	(230)
Transfer	11	12
Exchange differences	(235)	(32)
Ending balance	7,816	7,464
Office equipment | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(6,051)	(5,753)
Depreciation charge for the year	(521)	(548)
Impairment		0
Assets classified as held for sale	0
Disposals	285	228
Transfer	0	0
Exchange differences	188	22
Ending balance	(6,099)	(6,051)
Construction in progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,839	1,405
Ending balance	1,181	2,839
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,839	1,405
Additions	2,722	3,034
Assets classified as held for sale	0
Disposals	0	0
Transfer	(4,333)	(1,620)
Exchange differences	(47)	20
Ending balance	1,181	2,839
Construction in progress | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Depreciation charge for the year	0	0
Impairment		0
Assets classified as held for sale
Disposals	0	0
Transfer	0	0
Exchange differences	0	0
Ending balance	$ 0	$ 0